Bank of America Corp. Center 100 N. Tryon Street, 40th Floor Charlotte, NC 28202 +1 704 339 3100 Main +1 704 339 3101 Fax www.dechert.com
JEREMY D. FRANKLIN jeremy.franklin@dechert.com +1 704 339 3104 Direct +1 704 373 8113 Fax

October 3, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 430 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on September 30, 2014.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 704.339.3104.

Very truly yours,

/s/ Jeremy D. Franklin

Jeremy D. Franklin